FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	$ 317,554	$ 288,948
Disclosure of financial assets [line items]
Financial assets	488,924	611,112
Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	70,003	55,768
Debt
Disclosure of financial liabilities [line items]
Financial liabilities	247,551	233,180
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	419,212	459,864
Trade receivables
Disclosure of financial assets [line items]
Financial assets	11,287	14,848
Marketable securities
Disclosure of financial assets [line items]
Financial assets	29,542	114,001
Other financial assets
Disclosure of financial assets [line items]
Financial assets	28,883	22,399
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	301,669	278,939
Amortized cost | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	54,118	45,759
Amortized cost | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	247,551	233,180
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	15,885	10,009
FVTPL | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	15,885	10,009
FVTPL | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized cost
Disclosure of financial assets [line items]
Financial assets	25,172	14,773
Amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Marketable securities
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets	25,172	14,773
FVTPL
Disclosure of financial assets [line items]
Financial assets	434,210	482,338
FVTPL | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	419,212	459,864
FVTPL | Trade receivables
Disclosure of financial assets [line items]
Financial assets	11,287	14,848
FVTPL | Marketable securities
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Other financial assets
Disclosure of financial assets [line items]
Financial assets	3,711	7,626
FVTOCI
Disclosure of financial assets [line items]
Financial assets	29,542	114,001
FVTOCI | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVTOCI | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0	0
FVTOCI | Marketable securities
Disclosure of financial assets [line items]
Financial assets	29,542	114,001
FVTOCI | Other financial assets
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0